OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2021	2020
Deferred charter revenue	3,124	5,687
Fair value of acquired time charters	2,806	5,045
Other	1,650	1,686
	7,580	12,418